Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2017
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

During the nine months ended September 30, 2017, the Partnership acquired a 100% ownership interest in Skaugen Gulf Petchem Carriers B.S.C.(c) (or the Skaugen LPG Joint Venture), which owned the LPG carrier Norgas Sonoma, from I.M. Skaugen SE (or Skaugen) (35%), The Oil & Gas Holding Company B.S.C.(c) (35%) and Suffun Bahrain W.L.L. (30%) for $13.2 million. The Partnership applied $4.6 million of the outstanding hire owed by Skaugen to the Partnership as a portion of the purchase price to acquire the Skaugen LPG Joint Venture, which was treated as a non-cash transaction in the Partnership’s consolidated statements of cash flows.